Financial instruments - Summary of Undiscounted Contractual Maturities of Significant Financial Liabilities (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	$ 24,077
Sales tax payable	5,594
Consideration payable	1,894
Operating facility and loans	100,825
Lease obligations on right of use assets	15,841
Other non-current liabilities	766
Total	148,997
within 12 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	24,077
Sales tax payable	5,594
Consideration payable	1,894
Operating facility and loans	17,700
Lease obligations on right of use assets	3,097
Other non-current liabilities	0
Total	52,362
12-24 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Consideration payable	0
Operating facility and loans	19,875
Lease obligations on right of use assets	3,084
Other non-current liabilities	0
Total	22,959
24-36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Consideration payable	0
Operating facility and loans	22,050
Lease obligations on right of use assets	2,308
Other non-current liabilities	0
Total	24,358
>36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Consideration payable	0
Operating facility and loans	41,200
Lease obligations on right of use assets	7,353
Other non-current liabilities	766
Total	$ 49,319